Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Basic common shares outstanding (in shares)	443.7	442.6	441.9
Dilutive effect of stock awards (in shares)	1.7	1.5	1.1
Diluted common shares outstanding (in shares)	445.4	444.1	443.0